Note 16 - Stock-based Compensation (Details) - Summary of Company’s Stock Option Plan (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Company’s Stock Option Plan [Abstract]
Weighted Average Exercise Price	$ 1.57	$ 1.68
Options Shares	2,010,000	1,760,000
Weighted Average Exercise Price		$ 0.77
Option Shares		250,000,000,000
Weighted Average Exercise Price	$ 2.00
Options Shares	(100,000)
Weighted Average Exercise Price	$ 1.57	$ 1.57
Options Shares	1,910,000	2,010,000
Weighted Average Exercise Price	$ 1.60	$ 1.65
Options Shares	1,778,750	1,816,250